Government Grants - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Details of Government grants [Line Items]
Other income	€ 1,965	€ 1,198
Government grants receivables	607	1,872
Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	743	1,034
Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	431	494
Instituto para la Diversificacin y Ahorro de la Energa [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants		0
Agencia Estatal de Investigacion [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	65	77
Ministerio de Industria Comercio y Turismo [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	3,864	€ 5,259
European Climate, Infrastructure and Environment Executive Agency (CINEA) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	320
California Energy Comission [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	512
Camara De Comercio [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	102
Agencia de Residuos de C ataluna [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	€ 62